Revenues - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Other Current Assets [Member]
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	$ 166,792		$ 652,769
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	9,400,000	$ 13,800,000
Receivables net current	5,100,000		11,800,000
Revenue, Remaining Performance Obligation, Amount	$ 1,900,000		$ 5,400,000